Business segment information (Tables)	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Ireland *	$314,972	$298,483
Rest of Europe	102,431	90,445
U.S.	225,467	218,540
Rest of World	72,232	67,384

Total	$715,102	$674,852

* All sales shown for Ireland are export sales.
Distribution of Income from Operations by Geographical Area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Ireland	$73,935	$70,621
Rest of Europe	10,696	5,850
U.S.	13,891	17,107
Rest of World	7,769	8,368

Total	$106,291	$101,946

Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	March 31, 2020	December 31, 2019
	(in thousands)
Ireland	$107,684	$110,522
Rest of Europe	40,398	41,970
U.S.	69,686	72,578
Rest of World	44,323	44,994

Total	$262,091	$270,064

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Ireland	$8,241	$7,890
Rest of Europe	3,815	3,437
U.S.	8,639	7,641
Rest of World	2,955	3,975

Total	$23,650	$22,943

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	March 31, 2020	December 31, 2019
	(in thousands)
Ireland	$1,625,180	$1,323,181
Rest of Europe	615,734	660,797
U.S.	417,718	755,271
Rest of World	182,700	168,263

Total	$2,841,332	$2,907,512